SUBSEQUENT EVENTS (Details)		12 Months Ended
	Jan. 01, 2025 CAD ($) Options shares $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 Options	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 Options
SUBSEQUENT EVENTS
Number of stock options exercised			1,725,000		1,725,000		178,500		178,500
Weighted average exercise price of stock option exercised				$ 0.5				$ 0.74
Stock option expired | Options					237,375				402,875
Gross proceeds from stock options exercised | $		$ 862,500				$ 131,630
Weighted average exercise price, share option expired				$ 6.52				$ 6.55
Stock options exercised | Exercise price of $1.4
SUBSEQUENT EVENTS
Number of stock options exercised | shares	125,000
Weighted average exercise price of stock option exercised	$ 1.4
Gross proceeds from stock options exercised | $	$ 175,000
Stock options exercised | Exercise price of $1.075
SUBSEQUENT EVENTS
Number of stock options exercised | Options	25,000
Weighted average exercise price of stock option exercised	$ 1.075
Gross proceeds from stock options exercised | $	$ 26,875
Stock options forfeited | Exercise Price of $5.36
SUBSEQUENT EVENTS
Share options forfeited | Options	75,000
Weighted average exercise price, share options forfeited	$ 5.36
Stock options expired | Exercise Price of $7.08
SUBSEQUENT EVENTS
Stock option expired | Options	420,250
Weighted average exercise price, share option expired	$ 7.08